Stock Option Plan - Summary of Information about Stock Options (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
23.63 to 35.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 23.63
Upper limit	$ 35.75
37.75 to 45.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower limit	$ 37.75
Upper limit	$ 45.75